Provisions and other non-current liabilities - Additional information (Details) $ in Thousands	Apr. 03, 2023 USD ($)	Jun. 25, 2020 USD ($)	Jun. 23, 2020 case	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of other provisions [line items]
Provisions for litigation and other legal matters				$ 6,000	$ 206,000
JJSVI patent and copyright infringement action
Disclosure of other provisions [line items]
Number of patents allegedly infringed | case			12
Provisions for litigation and other legal matters					$ 199,000
Payment for litigation settlement	$ 199,000
Asia and Russia Investigation
Disclosure of other provisions [line items]
Loss contingency amount		$ 8,925